Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000039168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000039168 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000039168 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039168 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039168 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000039168 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039168 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039168 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039168 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000039168 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000039168 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039168 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000039168 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000189691 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000189691 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000189691 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000189691 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000189691 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000189691 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189691 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189691 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189691 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189691 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189691 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189691 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189691 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000189691 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000039170 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000039170 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000039170 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039170 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039170 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000039170 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039170 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039170 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039170 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039170 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000039170 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000039170 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039170 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000039170 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000039172 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000039172 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000039172 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039172 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039172 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000039172 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039172 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039172 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039172 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039172 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000039172 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000039172 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039172 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000039172 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000039173 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000039173 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000039173 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039173 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039173 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000039173 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039173 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039173 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039173 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039173 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000039173 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000039173 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039173 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000039173 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000039169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000039169 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000039169 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039169 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039169 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000039169 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039169 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039169 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039169 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039169 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000039169 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000039169 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039169 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000039169 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000222299 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000222299 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000222299 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000222299 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222299 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222299 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222299 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222299 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222299 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222299 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222299 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222299 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222299 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222299 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000017955 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000017955 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000017955 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017955 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017955 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017955 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017955 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017955 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017955 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017955 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017955 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017955 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017955 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017955 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000017955 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017957 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000017957 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000017957 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017957 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017957 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017957 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017957 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017957 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017957 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017957 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017957 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017957 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017957 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017957 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000017957 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000189684 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000189684 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000189684 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000189684 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189684 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000189684 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000189684 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000189684 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189684 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189684 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189684 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189684 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189684 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189684 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000189684 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017956 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000017956 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000017956 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017956 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017956 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017956 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017956 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017956 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017956 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017956 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017956 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017956 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017956 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017956 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000017956 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000017960 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000017960 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017960 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017960 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017960 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017960 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017960 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017960 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017960 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017960 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017960 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017960 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017960 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000017960 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000017961 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000017961 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017961 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017961 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017961 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017961 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017961 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017961 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017961 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017961 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017961 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017961 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017961 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000017961 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000189686 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000189686 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000189686 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000189686 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189686 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000189686 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000189686 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000189686 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189686 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189686 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189686 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189686 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189686 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189686 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000189686 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131613 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000131613 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000131613 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000131613 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131613 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131613 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000131613 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000131613 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131613 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131613 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131613 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131613 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000131613 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131613 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000131613 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237256 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000237256 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000237256 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237256 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237256 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237256 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000237256 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237256 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237256 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237256 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237256 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237256 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237256 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237256 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000237256 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191071 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000191071 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000191071 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191071 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191071 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000191071 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000191071 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191071 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191071 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191071 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191072 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000191072 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000191072 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191072 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191072 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000191072 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000191072 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191072 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191072 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191072 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191073 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000191073 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000191073 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191073 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191073 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000191073 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000191073 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191073 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191073 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191073 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191074 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000191074 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000191074 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191074 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191074 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000191074 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000191074 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191074 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191074 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191074 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191076 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000191076 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000191076 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191076 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191076 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000191076 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000191076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191076 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191076 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191076 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000237257 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237257 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237257 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237257 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237257 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237257 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237257 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237257 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237257 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017962 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000017962 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017962 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017962 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017962 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017962 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000017962 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000189687 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000189687 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189687 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189687 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000189687 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000189687 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000189687 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000189688 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000189688 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189688 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189688 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000189688 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000189688 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000189688 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000017963 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017963 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017963 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017963 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017963 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000017963 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017967 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000017967 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017967 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017967 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017967 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017967 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000017967 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017968 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000017968 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017968 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017968 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017968 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017968 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000017968 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000017964 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017964 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017964 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017964 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017964 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000017964 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131614 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000131614 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131614 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131614 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131614 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000131614 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000131614 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144171 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000144171 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144171 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144171 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144171 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144171 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144171 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144171 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144171 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144171 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144171 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144171 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144171 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000144171 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000189695 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000189695 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000189695 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000189695 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000189695 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000189695 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000189695 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189695 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189695 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189695 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189695 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000189695 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000189695 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189696 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000189696 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000189696 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000189696 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000189696 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000189696 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000189696 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000189696 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189696 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189696 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189696 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189696 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000189696 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000189696 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144173 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000144173 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144173 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144173 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144173 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144173 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144173 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144173 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144173 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144173 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144173 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144173 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144173 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000144173 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000144168 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144168 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144168 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144168 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144168 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144168 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144168 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144168 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144168 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144168 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144168 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000144168 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000144169 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144169 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144169 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144169 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144169 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144169 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144169 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144169 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144169 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144169 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144169 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144169 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000144169 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144172 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000144172 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144172 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144172 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144172 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144172 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144172 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144172 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144172 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144172 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144172 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144172 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144172 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000144172 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144170 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000144170 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144170 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144170 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144170 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144170 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144170 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144170 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144170 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144170 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144170 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144170 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144170 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000144170 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000017976 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017976 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000017976 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017976 [Member] | Commercial Paper Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017976 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000017977 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017977 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017977 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017977 [Member] | Commercial Paper Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000017977 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017980 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000017980 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017980 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017980 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017980 [Member] | Commercial Paper Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000017980 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039177 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000039177 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000039177 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039177 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000039177 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000039177 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039177 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039177 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039177 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039177 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039177 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000039177 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189692 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000189692 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000189692 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000189692 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000189692 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000189692 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000189692 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000189692 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000189692 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189692 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189692 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000189692 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039179 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000039179 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000039179 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039179 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000039179 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000039179 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039179 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039179 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039179 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039179 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039179 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000039179 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039175 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000039175 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000039175 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039175 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000039175 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000039175 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039175 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039175 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039175 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039175 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039175 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000039175 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039176 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000039176 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000039176 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039176 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000039176 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000039176 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039176 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039176 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039176 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039176 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039176 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000039176 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039178 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000039178 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000039178 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039178 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000039178 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000039178 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039178 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039178 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039178 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039178 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039178 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000039178 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194393 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000194393 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000194393 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000194393 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000194393 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000194393 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194393 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194393 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194393 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194393 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000194393 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000194393 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224786 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000224786 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000224786 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000224786 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000224786 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000224786 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224786 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224786 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224786 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224786 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224786 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224786 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017969 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017969 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017969 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017969 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017969 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017969 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000017969 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017969 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017969 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017969 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017969 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017969 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017969 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189689 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189689 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189689 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000189689 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189689 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189689 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000189689 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189689 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189689 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189689 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189689 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189689 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000189689 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189690 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189690 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189690 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000189690 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189690 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189690 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000189690 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189690 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189690 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189690 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189690 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189690 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000189690 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017971 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017971 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017971 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017971 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017971 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017971 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000017971 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017971 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017971 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017971 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017971 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017971 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017971 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017973 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017973 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017973 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017973 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017973 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017973 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000017973 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017973 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017973 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017973 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017973 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017973 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017973 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017974 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017974 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017974 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017974 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017974 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000017974 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017974 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017974 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017974 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017974 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017974 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017974 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017970 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017970 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017970 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017970 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017970 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017970 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000017970 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017970 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017970 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017970 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017970 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017970 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017970 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131615 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131615 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131615 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131615 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131615 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131615 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000131615 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131615 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131615 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131615 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131615 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131615 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000131615 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194391 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194391 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194391 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194391 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000194391 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000194391 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000194391 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194391 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000194391 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000194391 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194391 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194391 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000194391 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144162 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000144162 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144162 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144162 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144162 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000144162 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144162 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144162 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144162 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144162 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144162 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144162 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189693 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000189693 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000189693 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000189693 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000189693 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000189693 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000189693 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000189693 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000189693 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000189693 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189693 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189693 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189694 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000189694 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000189694 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000189694 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000189694 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000189694 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000189694 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000189694 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000189694 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000189694 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189694 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189694 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144164 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000144164 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144164 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144164 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144164 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000144164 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144164 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144164 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144164 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144164 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144164 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144164 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144165 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000144165 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144165 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144165 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144165 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000144165 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144165 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144165 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144165 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144165 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144165 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144165 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144166 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000144166 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144166 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144166 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144166 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000144166 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144166 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144166 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144166 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144166 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144166 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144166 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144163 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000144163 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144163 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144163 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144163 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000144163 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144163 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144163 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144163 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144163 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144163 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144163 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144167 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000144167 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144167 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144167 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144167 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000144167 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144167 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144167 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144167 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144167 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144167 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144167 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017975 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000017975 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017975 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017975 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000017975 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017975 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000162988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000162988 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000162988 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162988 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000162988 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000162988 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000162989 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000162989 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000162989 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162989 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000162989 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000162989 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%